SCHEDULE OF SECURITIES OUTSTANDING EXCLUDED FROM COMPUTATION (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	48	56
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	13	13
Employee Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	34	34
Non Employee Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	1	9